Income Taxes - Reconciliations of Income Tax Rates and Actual Tax Charge (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net income (loss) before income taxes	$ 99,970	$ (123,504)	$ (38,023)
Net income (loss) not subject to taxes	141,639	(91,925)	(104,465)
Net (loss) income subject to taxes	(41,669)	(31,579)	66,442
At applicable statutory tax rates	(9,957)	(4,352)	15,177
Effective Income Tax Reconciliation, Permanent and Currency Differences and Change In Deferred Tax Assets Valuation Allowance	10,650	25,177	4,639
Other	8,295	4,657	(92)
Tax expense related to the year	$ 8,988	$ 25,482	$ 19,724